Consolidated Statements of Changes in Shareholders Equity Statement - CAD CAD in Millions	Total	Total Shareholders’ Equity	Contributed Surplus	Retained Earnings	Foreign Currency Translation [1]	Hedging [1]	Non-Controlling Interest	Common Shares	Common Shares Issued capital	Preferred Shares	Preferred Shares Issued capital
Equity, beginning at Dec. 31, 2015		CAD 16,586	CAD 0	CAD 7,589	CAD 1,103	CAD 20	CAD 0		CAD 7,000		CAD 874
Net earnings	CAD 922	922		922
Remeasurements of pension plans	(18)	(18)		(18)
Derivatives designated as cash flow hedges	(2)	(2)				(2)
Equity investment - share of other comprehensive income	2	2				2
Exchange differences on translation of foreign operations	(247)	(247)			(247)
Other comprehensive income, net of tax, gains (losses) on hedging instruments that hedge investments in equity instruments		113			113
Comprehensive income	770	770		904	(134)
Stock dividends paid (note 19)		296						CAD 296	296	CAD 27
Dividends declared on preferred shares (note 19)		(36)		(36)						36
Non-controlling interest		11					11
Equity, ending at Dec. 31, 2016	17,627	17,627	0	8,457	969	20	11		7,296		874
Net earnings	786	786		786
Remeasurements of pension plans	(7)	(7)		(7)
Derivatives designated as cash flow hedges	(2)	(2)				(2)
Equity investment - share of other comprehensive income	3	3				3
Exchange differences on translation of foreign operations	(653)	(653)			(653)
Other comprehensive income, net of tax, gains (losses) on hedging instruments that hedge investments in equity instruments		243			243
Comprehensive income	370	370		779	(410)	1
Stock dividends paid (note 19)										34
Dividends declared on preferred shares (note 19)		(34)		(34)						CAD 34
Share cancellation (note 19)		4	2	5				CAD 3	(3)
Equity, ending at Dec. 31, 2017	CAD 17,967	CAD 17,967	CAD 2	CAD 9,207	CAD 559	CAD 21	CAD 11		CAD 7,293		CAD 874

[1]	Accumulated other comprehensive income.The accompanying notes to the consolidated financial statements are an integral part of these statements.